PITCAIRN FUNDS
                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                              Jenkintown, PA 19046

March 10, 2003

U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

Re:   Pitcairn Funds (File Nos. 333-100049; 811-09943)

Dear Sir/Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on February 27, 2003 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on February 27, 2003. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 215-881-6029.

Very truly yours,

/s/ Averill R. Jarvis

Averill R. Jarvis